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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Peak Investments, LLC
                 -------------------------------
   Address:      865 South Figueroa St.
                 -------------------------------
                 Suite 700
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Stacey Schaper
         -------------------------------
Title:   Compliance Officer
         -------------------------------
Phone:   (213) 891-6325
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Stacey Schaper          Los Angeles, CA        1-10-08
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-                         Oakmont Corporation
       ---------------          ------------------------------------
    28-                         The Cypress Funds, LLC
       ---------------          ------------------------------------
    [Repeat as necessary.]

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                        --------------------

Form 13F Information Table Entry Total:           1
                                        --------------------

Form 13F Information Table Value Total:       950,532
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

              28-                          The Cypress Funds LLC
    ------       -----------------         ---------------------------------
              28-                          Oakmont Corporation
    ------       -----------------         ---------------------------------

    [Repeat as necessary.]

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                           FORM 13F INFORMATION TABLE

                                                       VALUE               INVESTMENT          OTHER            VOTING
NAME OF ISSUER             TITLE OF CLASS    CUSIP    (x$1000)   SHARES    DISCRETION        MANAGERS         AUTHORITY
-------------------------  --------------  ---------  --------  ---------  ----------  ---------------------  ---------
ALLIED WORLD ASSURANCE         Common      G0219G203     1,386     27,632    Other      Oakmont Corporation     Sole
AMERICA MOVIL - ADR
 SERIES L                  Spon ADR L Shs  02364W105    25,612    417,200    Other      Oakmont Corporation     Sole
AMERICA MOVIL - ADR
 SERIES L                  Spon ADR L Shs  02364W105    23,641    385,100    Other     The Cypress Funds LLC    Sole
APPLE INC.                     Common       37833100    11,885     60,000    Other     The Cypress Funds LLC    Sole
CAMECO CORPORATION             Common      13321L108     8,758    220,000    Other     The Cypress Funds LLC    Sole
CVS Corporation                Common      126650100       457     11,500    Other      Oakmont Corporation     Sole
CVS CORPORATION                Common      126650100    18,054    454,200    Other     The Cypress Funds LLC    Sole
DEERE & COMPANY                Common      244199105    19,555    210,000    Other     The Cypress Funds LLC    Sole
DELPHI FINANCIAL GROUP,
 INC                           Common      247131105    24,626    698,014    Other      Oakmont Corporation     Sole
DEXCOM INC.                    Common      252131107     4,194    475,000    Other     The Cypress Funds LLC    Sole
ENCANA CORP                    Common      292505104    44,351    652,600    Other      Oakmont Corporation     Sole
ENCANA CORP                    Common      292505104    23,766    349,700    Other     The Cypress Funds LLC    Sole
EXTERRAN HOLDINGS              Common      30225X103    12,402    151,612    Other     The Cypress Funds LLC    Sole
FREEPORT MCMORAN COPPER &
 GOLD CL B                     Common      35671D857   164,616  1,606,954    Other      Oakmont Corporation     Sole
FREEPORT MCMORAN COPPER &
 GOLD CL B                     Common      35671D857    32,371    316,000    Other     The Cypress Funds LLC    Sole
GOL LINHAS AEREAS INTLG
 SA                           Spon ADR     38045R107     7,570    305,000    Other     The Cypress Funds LLC    Sole
LUMBER LIQUIDATORS INC         Common      55003Q103     3,596    400,000    Other     The Cypress Funds LLC    Sole
LUNDIN MINING CORPORATION      Common      550372106    16,733  1,745,656    Other      Oakmont Corporation     Sole
LUNDIN MINING CORPORATION      Common      550372106    10,182  1,063,604    Other     The Cypress Funds LLC    Sole
MANNKIND CORPORATION           Common      56400P201     3,479    437,000    Other     The Cypress Funds LLC    Sole
MCMORAN EXPLORATION  CO        Common      582411104    10,887    831,681    Other      Oakmont Corporation     Sole
MCMORAN EXPLORATION  CO      NOTE 6.00%    582411AB0     2,969  2,750,000    Other      Oakmont Corporation     Sole
PETROLEO BRASILEIRO SA        Spon ADR     71654V408       738      6,400    Other      Oakmont Corporation     Sole
PETROLEO BRASILEIRO SA        Spon ADR     71654V408    33,132    287,500    Other     The Cypress Funds LLC    Sole
SEI INVESTMENTS CO             Common      784117103     3,944    122,600    Other      Oakmont Corporation     Sole
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103       394    130,000    Other      Oakmont Corporation     Sole
SIRIUS SATELLITE RADIO
 INC.                          Common      82966U103    21,210  7,000,000    Other     The Cypress Funds LLC    Sole
STATE STREET CORPORATION       Common      857477103   245,412  3,022,320    Other      Oakmont Corporation     Sole
STATE STREET CORPORATION       Common      857477103    33,029    406,766    Other     The Cypress Funds LLC    Sole
STRATUS PROPERTIES INC         Common      863167201     3,134     92,339    Other      Oakmont Corporation     Sole
SUNCOR ENERGY INC              Common      867229106     8,402     77,000    Other     The Cypress Funds LLC    Sole
SYNTROLEUM CORP                Common      871630109     3,946  4,484,264    Other      Oakmont Corporation     Sole
TAKE TWO INTERACTIVE
 SOFTWARE                      Common      874054109    19,096  1,035,000    Other     The Cypress Funds LLC    Sole
THORNBURG MORTGAGE INC         Common      885218107    31,055  3,360,900    Other      Oakmont Corporation     Sole
THORNBURG MORTGAGE INC         Common      885218107    14,091  1,525,000    Other     The Cypress Funds LLC    Sole
TRANSOCEAN INC                 Common      G90078109    31,967    223,309    Other      Oakmont Corporation     Sole
TRANSOCEAN INC                 Common      G90078109    18,567    129,705    Other     The Cypress Funds LLC    Sole
WYNN RESORTS LTD               Common      983134107    11,325    101,000    Other     The Cypress Funds LLC    Sole
                                                      --------
                                                       950,532
                                                      --------